111 Huntington Avenue, Boston, Massachusetts  02116-7618
Phone 617-954-5000

                                              June 5, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on Behalf of MFS® High Income Fund, MFS® High Yield Opportunities Fund, MFS High Yield Pooled Portfolio and MFS® Municipal High Income Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 53, (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on May 30, 2013.

Please call the undersigned at (617) 954-4340 or Matthew Mills at (617) 954- 6559 with any questions you may have.

                                              Very truly yours,

                                              SUSAN A. PEREIRA
                                              Susan A. Pereira
                                              Vice President & Senior Counsel

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